DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) $ / shares in Units, $ in Thousands					1 Months Ended			3 Months Ended	8 Months Ended	12 Months Ended
	Nov. 10, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Jul. 23, 2021 USD ($) shares	Oct. 23, 2020 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) ft² $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Proceeds from sale of assets	$ 230,000
Warrants to purchase common stock | shares				1,600,000
Warrant exercise price | $ / shares				$ 11.50
Common stock, par value | $ / shares				$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Exchange ratio				55.8817
Shares issued per share tendered in conversion | shares				1
Shares issued in conversion | shares				7,000,000
Common stock issued (in shares) | shares				50,000,000
Issuance of common stock, value									$ 18,605	$ 6,368	$ 6,439
Shares issued price per share | $ / shares				$ 10.00
Proceeds from stock issuance				$ 500,000					7,494	$ 6,368	$ 6,439
Shares issued upon notes conversion | shares				4,000,000
Value of shares issued upon notes conversion				$ 40,000
Conversion price per share | $ / shares				$ 10.00
Warrants outstanding | shares							13,400,000			3,900,000	13,400,000
Common stock issued for exercise of warrants (in shares) | shares						600,000	2,700,000
Cash proceeds from exercise of warrants						$ 82,000	$ 30,700	$ 82,000		$ 82,016	$ 30,692
Common stock issued in recapitalization, net of redemptions and transaction costs				$ 644,600							644,589
Warrant and other non-current liabilities				100,900			101,392			1,578	101,392
Cash received in recapitalization, net of transaction costs				701,500							701,520
Cash and cash equivalents							629,761			244,016	629,761
Accumulated deficit							134,441			544,809	134,441
Net loss									$ 10,391	$ 410,368	124,050
Substantial Doubt about Going Concern, within One Year [true false]										true
Sale Of Assets, First Payment Receivable	100,000
Sale Of Assets, Second Payment Receivable	50,000
Sale Of Assets, Third Payment Receivable	$ 50,000
Equity Funding Agreement With Y A [Member]
Business Acquisition [Line Items]
Common stock issued (in shares) | shares			400,000							9,600,000
Issuance of common stock, value										$ 49,375
Exchange cap (in shares) | shares			35,100,000
Proceeds from stock issuance										49,400
Equity Funding Agreement With Foxconn [Member]
Business Acquisition [Line Items]
Proceeds from sale of assets										230,000
Common stock issued (in shares) | shares		7,200,000
Issuance of common stock, value										50,000
Shares issued price per share | $ / shares		$ 6.8983
Proceeds from stock issuance		$ 50,000			$ 50,000
Sale Of Assets, First Payment Receivable										100,000
Sale Of Assets, Second Payment Receivable										50,000
Sale Of Assets, Third Payment Receivable										50,000
Sale Of Assets, Minimum Cash Balance, Second Period										50,000
Sale Of Assets, Minimum Cash Balance, Third Period										$ 30,000
Scenario, Plan [Member]
Business Acquisition [Line Items]
Warrants to purchase common stock | shares										1,700,000
Warrant exercise price | $ / shares										$ 10.50
Sale Of Assets, Second Payment Receivable													$ 50,000
Sale Of Assets, Third Payment Receivable												$ 30,000
Area of Real Estate Property | ft²										30,000
Scenario, Plan [Member] | Equity Funding Agreement With Y A [Member]
Business Acquisition [Line Items]
Issuance of common stock, value			$ 400,000							$ 350,000
GM
Business Acquisition [Line Items]
Due to related parties				$ 5,900
Merger Agreement With Diamond Peak Holdings Corp [Member]
Business Acquisition [Line Items]
Shares issued in merger | shares				75,918,063
Property acquired in business combination				$ 23,200			$ 23,200				$ 23,200
Merger Agreement With Diamond Peak Holdings Corp [Member] | Convertible Note
Business Acquisition [Line Items]
Liabilities settled				5,000
Merger Agreement With Diamond Peak Holdings Corp [Member] | GM | Note Payable to GM
Business Acquisition [Line Items]
Liabilities settled				$ 20,800
B G L Warrants [Member]
Business Acquisition [Line Items]
Warrants outstanding | shares										1,600,000
Public Warrants [Member]
Business Acquisition [Line Items]
Warrants to purchase common stock | shares				9,300,000
Warrants outstanding | shares										0
Private Placement Warrants [Member]
Business Acquisition [Line Items]
Warrants to purchase common stock | shares				5,100,000
Warrants outstanding | shares										2,300,000